Segment Information by geographical area (Tables)	12 Months Ended
Dec. 31, 2019
Segment Information by geographical area
Schedule of segment information by geographical area

		Rest of	North		Rest of
(M$)	France	Europe	America	Africa	the world	Total
For the year ended December 31, 2019
Non-Group sales	43,877	99,176	19,946	21,303	16,014	200,316
Property, plant and equipment, intangible assets, net	13,212	28,765	18,916	45,573	43,120	149,586
Capital expenditures	1,979	3,201	1,748	7,663	4,646	19,237
For the year ended December 31, 2018
Non-Group sales	47,716	99,465	22,243	22,263	17,676	209,363
Property, plant and equipment, intangible assets, net	12,561	25,262	18,903	43,359	42,161	142,246
Capital expenditures	4,502	2,609	2,014	4,838	8,222	22,185
For the year ended December 31, 2017
Non-Group sales	39,032	83,255	16,889	17,581	14,736	171,493
Property, plant and equipment, intangible assets, net	6,397	18,260	18,469	42,849	38,009	123,984
Capital expenditures	1,193	2,805	2,916	5,030	4,952	16,896